Other Non-Current Assets - Schedule of Other Non-Current Assets (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Other Non-Current Assets [Abstract]
Security deposits	$ 100,998	$ 107,466